22. PROVISION FOR TAX, CIVIL, LABOR AND OTHER RISKS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions
Beginning balance	R$ 1,350,251	R$ 1,773,205
Additions	1,133,513	491,257
Reversals	(454,985)	(624,529)
Payments	(891,359)	(355,606)
Interest	657,429	192,228
Exchange rate variation	(480)	(55,367)
Transfer - held for sale		(70,937)
Ending balance	1,794,369	1,350,251
Current	1,084,308	495,584
Non-current	710,061	854,667
Tax [Member]
Reconciliation of changes in other provisions
Beginning balance	230,149	303,388
Additions	451,190	42,280
Reversals	(83,098)	(128,945)
Payments	(457,349)	(4,972)
Interest	442,622	39,415
Exchange rate variation	(50)	(8,452)
Transfer - held for sale		(12,565)
Ending balance	583,464	230,149
Labor [Member]
Reconciliation of changes in other provisions
Beginning balance	468,513	691,724
Additions	633,623	390,877
Reversals	(268,043)	(325,790)
Payments	(413,727)	(324,643)
Interest	182,749	120,476
Exchange rate variation	(41)	(37,894)
Transfer - held for sale		(46,237)
Ending balance	603,074	468,513
Civil, Commercial And Other [Member]
Reconciliation of changes in other provisions
Beginning balance	281,958	407,451
Additions	48,576	58,100
Reversals	(34,774)	(169,025)
Payments	(20,283)	(25,991)
Interest	32,058	32,337
Exchange rate variation	(358)	(8,921)
Transfer - held for sale		(11,993)
Ending balance	307,177	281,958
Contingent liabilities [Member]
Reconciliation of changes in other provisions
Beginning balance	369,631	370,642
Additions	124
Reversals	(69,070)	(769)
Exchange rate variation	(31)	(100)
Transfer - held for sale		(142)
Ending balance	R$ 300,654	R$ 369,631